Statement of Operations- Popular, Inc. (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues [Abstract]
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Gain on sale of processing and technology business	0	0	640,802
Losses (earnings) from investments under equity method	73,478	33,769	23,582
Trading Gains (Losses)	(17,682)	5,897	16,404
Revenues, Total	756,100	651,786	448,734
Expenses [Abstract]
Interest Expense	379,086	505,509	653,381
Provision for loan losses	408,941	575,720	1,011,880
Loss on early extinguishment of debt	25,196	8,693	38,787
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments	218,872	266,252	245,631
Income Tax Expense Benefit	(26,403)	114,927	108,230
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	245,275	151,325	137,401
Equity In Undistributed Earnings Losses Of Subsidiaries	0	0	0
Net Income	245,275	151,325	137,401
Comprehensive Income Net Of Tax	184,955	114,738	160,649
Popular, Inc. Holding Co.
Revenues [Abstract]
Dividend income from subsidiaries	5,000	20,000	168,100
Interest Income Operating	23,038	25,145	31,261
Gain on sale of processing and technology business	0	0	640,802
Losses (earnings) from investments under equity method	40,505	14,186	3,402
Other Operating Income Holding Company Only	1,461	8,959	(120)
Trading Gains (Losses)	214	0	0
Revenues, Total	70,218	68,290	843,445
Expenses [Abstract]
Interest Expense	95,898	94,615	111,809
Provision for loan losses	404	0	0
Loss on early extinguishment of debt	0	8,000	15,750
Non interest Expense Excluding Gains Losses On Extinguishment Of Debt	1,705	1,066	35,923
Total Expenses	98,007	103,681	163,482
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments	(27,789)	(35,391)	679,963
Income Tax Expense Benefit	1,702	2,786	80,444
Income Loss Before Equity In Undistributed Earnings Of Subsidiaries	(29,491)	(38,177)	599,519
Equity In Undistributed Earnings Losses Of Subsidiaries	274,766	189,502	(462,118)
Net Income	245,275	151,325	137,401
Comprehensive Income Net Of Tax	$ 184,955	$ 114,738	$ 160,649